Document and Entity Information	Dec. 05, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 05, 2021
Entity Registrant Name	JACK IN THE BOX INC /NEW/
Entity Incorporation, State or Country Code	DE
Entity File Number	001-09390
Entity Tax Identification Number	95-2698708
Entity Address, Address Line One	9357 SPECTRUM CENTER BLVD
Entity Address, City or Town	SAN DIEGO
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92123-1516
City Area Code	619
Local Phone Number	571-2121
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000807882
Title of 12(b) Security	Common Stock
Trading Symbol	JACK
Security Exchange Name	NASDAQ